Note 18 - Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other current liabilities [text block]
	December 31, 2018	December 31, 2017
Trade payables	$26,420	$18,281
Trade related accruals	9,351	11,378
Payroll and related benefits	11,255	4,028
Environmental duty	1,536	1,047
Other accrued liabilities	1,621	833
	$50,183	$35,567